Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

9. Short-Term Debt and Short-Term Debt from Related Parties

At December 31, 2015 and December 31, 2014, short-term debt and short-term debt from related parties consisted of the following:

	2015	2014
Borrowings under lines of credit	$109.230	$132.495
Other financial liabilities	22	198
Short-term debt	109.252	132.693
Short-term debt from related parties (see Note 2.b)	19.052	5.357
Short-term debt and short-term debt from related parties	$128.304	$138.050

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of $109.230 and $132.495 at December 31, 2015 and 2014, respectively, represented amounts borrowed by the Company’s subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2015 and 2014 were 6,38% and 5,09%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement (the “Amended 2012 Credit Agreement”, see Note 10 below), at December 31, 2015 and 2014, the Company had $222.888 and $247.735 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants. From January 2016 onwards, the Company can also issue short-term notes of up to €1,000,000 ($1,086,800 on January 19, 2016) under a Commercial Paper Program.

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2015, cash and borrowings under lines of credit in the amount of $48.277 were offset under this cash management system.

Short-term Debt from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus an applicable margin. Advances can be repaid and reborrowed. At December 31, 2015 and December 31, 2014, the Company borrowed from Fresenius SE €14.500 and €1.400 ($15.786 at December 31, 2015 and $1.700 at December 31, 2014) on an unsecured basis at an interest rate of 0,970% and 1,188%, respectively. For further information on short-term debt from related parties outstanding at December 31, 2015, see Note 2 b).